EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 6, 2015 (Accession No. 0001193125-15-080260), to the Prospectus and Statement of Additional Information dated October 1, 2014, for the Deutsche X-trackers MSCI All China Equity ETF (formerly known as the Deutsche X-trackers Harvest MSCI All China Equity ETF), a series of DBX ETF Trust.